Cost of Revenues - Summary of Cost of Revenues (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cost of Revenue [Abstract]
Interest expenses on borrowings	$ 105,573,023	¥ 686,889,761	¥ 210,950,030	¥ 122,705,588
Sales-type lease	3,672,623	23,895,186
Other lending related costs	26,137,883	170,060,910	56,911,976	25,711,093
Total	$ 135,383,529	¥ 880,845,857	¥ 267,862,006	¥ 148,416,681